Intangible Assets (Details) - Schedule of intangible assets - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Gas Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract	Gas rights		Gas rights
Amortization line item	Depreciation, amortization and accretion		Depreciation, amortization and accretion
2021 expense	$ 4,601	$ 7,553
Operation and Maintenance [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract	Operation and maintenance		Operation and maintenance
Amortization line item	Amortization of intangibles and below-market contracts		Amortization of intangibles and below-market contracts
Remaining lives	5		5
2021 expense	$ 126	289
Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract	Gas sales		Gas sales
Amortization line item	Amortization of intangibles and below-market contracts		Amortization of intangibles and below-market contracts
2021 expense	$ 1,783	$ 1,783
Minimum [Member] | Gas Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	4		4
Minimum [Member] | Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	1		1
Maximum [Member] | Gas Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	16		16
Maximum [Member] | Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	8		8